Commitments (Details Narrative) (10-Q) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2019
Operating lease, right-of-use assets		$ 159,281		$ 159,281
Operating lease liability		162,367		162,367
Security deposit
Rental expense		$ 7,681		$ 15,362
Employment Agreement [Member]
Issuance of common stock	2,000,000
Issuance of common stock for equity compensation	60,000
Issuance of common stock for equity compensation, value	$ 8,400
Employment Agreement [Member] | Board of Director [Member]
Issuance of common stock for equity compensation	30,000
Issuance of common stock for equity compensation, value	$ 4,200
Stock Purchase Agreement [Member]
Issuance of common stock	1,428,571
Lease Agreement [Member]
Lease term remaining on lease liability		6 years		6 years
Discount rate		7.50%		7.50%
Operating cash flows from operating leases			$ 1,100,000
Lease term	6 years	6 years		6 years
Annual rental payments	$ 34,659			$ 34,659
Percentage of real estate taxes increase from base rent	3.00%			3.00%
Security deposit	$ 5,727	$ 5,727		$ 5,727
Rental expense				$ 15,362
Lease expiration	Feb. 28, 2025			Feb. 28, 2025